Prepaid Expenses	12 Months Ended	3 Months Ended
	Sep. 30, 2013	Dec. 31, 2013 Unaudited
Prepaid Expenses	Note 5: Prepaid Expenses Prepaid expenses of $10,000 are for legal fees and $186 for insurance.	Note 5: Prepaid Expenses Prepaid expenses of $10,000 are for legal fees, $186 for insurance and $838 for workers compensation insurance.